Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions	24. Related Party Transactions The Group had no material transactions with related parties for the year ended December 31, 2013, and no material related parties’ balances as of December 31, 2013.